DERIVATIVE LIABILITIES - Derivative Liability Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative Liability Balance as of December 31, 2018	$ 5,303,984	$ 7,717,150	$ 10,114,452
Liability extinguished	(5,303,984)		(708,656)
Change in fair value of derivative liability		(2,861,069)	(6,196,026)
Derivative Liability Balance as of December 31, 2019		5,303,984	7,717,150
Derivative Liability Balance as of December 31, 2018	5,303,984	7,717,150	10,114,452
Additional derivative liability on new notes		447,903	4,507,380
Change in fair value of derivative liability		(2,861,069)	(6,196,026)
Liability extinguished	$ (5,303,984)		(708,656)
Derivative Liability Balance as of December 31, 2019		$ 5,303,984	$ 7,717,150